Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Taxes [Abstract]
Summary of deferred tax assets and liabilities

Temporary differences	December 31, 2021	(Charged)/credited		December 31, 2022	(Charged)/credited		December 31, 2023	(Charged)/credited		December 31, 2024
		to profit or loss	directly to equity / CTA		to profit or loss	directly to equity / CTA		to profit or loss	directly to equity / CTA

Derivative options (a)	—	6	—	6	10,326	311	10,643	(9,304)	(1,339)	—
Employee profit sharing provision and other personnel accruals (b)	3,998	603	168	4,769	(1,675)	155	3,249	4,242	(735)	6,756
Intangible assets from business combinations	—	770	6	776	952	90	1,818	379	(420)	1,777
Deferred consideration from business combinations	—	—	—	—	—	—	—	720	(70)	650
Price adjustments from business combinations	—	—	—	—	—	—	—	166	(166)	—
Earnout from business combinations	—	191	—	191	420	28	639	4,801	(622)	4,818
Tax losses (c)	—	78	(3)	75	(54)	5	26	2,225	(305)	1,946
Tax on Accrual for expenses	108	(92)	25	41	(28)	2	15	579	(13)	581

Temporary differences	December 31, 2021	(Charged)/credited		December 31, 2022	(Charged)/credited		December 31, 2023	(Charged)/credited		December 31, 2024
		to profit or loss	directly to equity / CTA		to profit or loss	directly to equity / CTA		to profit or loss	directly to equity / CTA

Tax depreciation of fixed assets	(275)	(248)	(35)	(558)	249	1	(308)	(9)	45	(272)
Deferred tax on performance fees - IFRS 15	(123)	(3,164)	(294)	(3,581)	3,138	(182)	(625)	510	63	(52)
Gain from bargain purchase	(158)	15	1	(142)	36	(1)	(107)	31	12	(64)
Mark-to-market adjustment (d)	(5)	(13)	—	(18)	(36)	1	(53)	(2,316)	118	(2,251)
Impact of IFRS 16	(93)	274	(5)	176	(4)	2	174	35	(43)	166
Other	(6)	15	5	14	(8)	(5)	1	(7)	1	(5)
Net deferred tax balance	3,446	(1,565)	(132)	1,749	13,316	407	15,472	2,052	(3,474)	14,050
Deferred tax assets	3,446			1,749			15,472			15,824
Deferred tax liabilities	—			—			—			(1,774)

(a)The temporary difference on derivative options arose from unrealized losses on the VBI put option. The Group exercised its option to acquire the remaining 50% of shares from VBI’s non-controlling interest on August 01, 2024, that resulted in the derecognition of the put option and related deferred tax asset.
(b)Deferred tax on temporary differences in the provision for employee profit-sharing.
(c)The deferred tax asset recognized on assessed losses relate to PILTDA and Tria. Based on recent financial forecasts, sufficient future taxable income will be available to utilize these assessed losses.
(d)MtM adjustments include a US$2,020 deferred tax liability arising from unrealized gains and losses recognized on energy trading contracts. Once realized, gains and losses are considered for income tax purposes.